RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

NOTE 3. RELATED PARTY TRANSACTIONS

The Company's sole Officer and Director has advanced/loaned the Company funds and has paid certain third-party expenses on behalf of the Company. As of

February 29, 2012 and February 28, 2011, the amounts owing the sole officer and director were $26,659 and $18,627, respectively. These amounts are payable on demand and are non-interest bearing.

The Company's sole officer and director receives and is owed no salary.

NOTE 5. RELATED PARTY TRANSACTIONS

The Company's sole Officer and Director has advanced/loaned the Company funds and has paid certain third-party expenses on behalf of the Company. As of

August 31, 2011 and 2010, the amounts owing the sole officer and director were $18,627 and $9,973, respectively. These amounts are payable on demand and are non-interest bearing.

The Company's sole officer and director receives and is owed no salary.

The Company neither owns nor leases any real or personal property.

The sole officer and director of the Company is involved in other business activities and may, in the future, become involved in other business opportunities as they become available. Thus he may face a conflict in selecting between the Company and his other business interests. The Company has not formulated a policy for the resolution of such conflicts.

During the year ended August 31, 2011, the Company paid a total of $1,000 to its legal counsel, Mr. Jeffrey Nichols, who is the brother of Kevin Nichols.